Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (0.9%)
Comcast Corp. Class A	21,679,402	826,202
Cable One Inc.	24,630	9,700
John Wiley & Sons Inc. Class A	229,297	8,615
		844,517
Consumer Discretionary (6.5%)
Home Depot Inc.	5,399,166	1,804,509
McDonald's Corp.	3,916,045	1,069,237
Lowe's Cos. Inc.	3,114,871	710,159
NIKE Inc. Class B	6,609,202	609,765
Starbucks Corp.	6,169,568	545,945
DR Horton Inc.	1,625,688	231,644
Tractor Supply Co.	583,792	159,422
Genuine Parts Co.	757,009	119,009
Domino's Pizza Inc.	188,416	99,723
Williams-Sonoma Inc.	346,322	99,318
Pool Corp.	208,847	75,713
Service Corp. International	797,726	57,205
Churchill Downs Inc.	366,633	47,296
Lithia Motors Inc.	148,718	37,831
Brunswick Corp.	371,604	29,966
Thor Industries Inc.	287,579	28,591
Polaris Inc.	284,847	24,258
Graham Holdings Co. Class B	19,370	13,586
Worthington Enterprises Inc.	163,511	9,346
Dillard's Inc. Class A	18,667	8,176
Monro Inc.	167,094	4,553
Shoe Carnival Inc.	93,229	3,118
Haverty Furniture Cos. Inc.	79,495	2,449
Johnson Outdoors Inc. Class A	36,133	1,482
		5,792,301
Consumer Staples (11.8%)
Procter & Gamble Co.	12,725,559	2,076,811
Costco Wholesale Corp.	2,390,456	1,728,061
Walmart Inc.	23,106,896	1,371,394
PepsiCo Inc.	7,422,003	1,305,605
Coca-Cola Co.	21,006,212	1,297,554
Mondelez International Inc. Class A	7,342,389	528,211
Colgate-Palmolive Co.	4,443,976	408,490
Target Corp.	2,491,429	401,070
Sysco Corp.	2,722,206	202,314
Archer-Daniels-Midland Co.	2,879,545	168,914
Hershey Co.	809,236	156,927

	Shares	Market Value ($000)
Church & Dwight Co. Inc.	1,329,755	143,467
Kroger Co.	2,572,638	142,473
McCormick & Co. Inc.	1,357,105	103,221
Clorox Co.	669,474	98,995
Tyson Foods Inc. Class A	1,540,096	93,407
J M Smucker Co.	573,374	65,852
Casey's General Stores Inc.	201,244	64,314
Hormel Foods Corp.	1,565,286	55,662
Brown-Forman Corp. Class B	988,069	47,279
Ingredion Inc.	351,759	40,308
Flowers Foods Inc.	1,034,075	25,790
Lancaster Colony Corp.	109,575	20,908
WD-40 Co.	73,118	16,534
J & J Snack Foods Corp.	83,095	11,408
Andersons Inc.	172,241	9,463
SpartanNash Co.	180,241	3,441
Tootsie Roll Industries Inc.	97,544	2,898
		10,590,771
Energy (3.3%)
Exxon Mobil Corp.	21,626,225	2,557,734
Phillips 66	2,374,452	340,045
Texas Pacific Land Corp.	100,728	58,050
		2,955,829
Financials (20.1%)
JPMorgan Chase & Co.	15,608,483	2,992,770
Visa Inc. Class A	8,161,350	2,192,220
Mastercard Inc. Class A	4,470,995	2,017,313
Bank of America Corp.	37,165,402	1,375,491
Goldman Sachs Group Inc.	1,760,750	751,330
S&P Global Inc.	1,749,223	727,379
BlackRock Inc.	754,790	569,595
Chubb Ltd.	2,203,186	547,800
Marsh & McLennan Cos. Inc.	2,661,460	530,775
CME Group Inc.	1,944,042	407,549
Intercontinental Exchange Inc.	3,090,774	397,968
PNC Financial Services Group Inc.	2,148,432	329,269
Moody's Corp.	849,385	314,553
Aon plc Class A (XNYS)	1,080,618	304,745
Arthur J Gallagher & Co.	1,165,324	273,490
Travelers Cos. Inc.	1,232,662	261,522
Allstate Corp.	1,412,385	240,190
Aflac Inc.	2,870,659	240,131
MetLife Inc.	3,355,991	238,544
Bank of New York Mellon Corp.	4,151,000	234,490
Ameriprise Financial Inc.	546,108	224,882
Discover Financial Services	1,349,918	171,075
Hartford Financial Services Group Inc.	1,623,579	157,309
Fifth Third Bancorp	3,676,649	134,051
Raymond James Financial Inc.	1,014,307	123,745
Nasdaq Inc.	2,051,313	122,771
State Street Corp.	1,665,820	120,755
Brown & Brown Inc.	1,275,074	103,970
Cboe Global Markets Inc.	569,722	103,205
Cincinnati Financial Corp.	847,450	98,041
Principal Financial Group Inc.	1,184,185	93,716
FactSet Research Systems Inc.	205,057	85,486
W R Berkley Corp.	1,099,802	84,652

	Shares	Market Value ($000)
Fidelity National Financial Inc.	1,396,720	69,138
Reinsurance Group of America Inc.	356,013	66,571
Jack Henry & Associates Inc.	393,239	63,976
RenaissanceRe Holdings Ltd.	283,496	62,156
Erie Indemnity Co. Class A	134,649	51,525
Unum Group	988,949	50,140
Assurant Inc.	284,036	49,536
American Financial Group Inc.	352,427	45,023
Old Republic International Corp.	1,410,905	42,130
MarketAxess Holdings Inc.	204,629	40,944
Primerica Inc.	189,119	40,067
Morningstar Inc.	140,981	39,848
Cullen/Frost Bankers Inc.	346,128	36,115
SEI Investments Co.	538,574	35,519
Globe Life Inc.	462,781	35,250
Commerce Bancshares Inc.	642,269	35,119
Evercore Inc. Class A	187,070	33,953
Selective Insurance Group Inc.	327,625	33,303
Zions Bancorp NA	800,085	32,627
Wintrust Financial Corp.	331,374	32,024
Prosperity Bancshares Inc.	507,002	31,419
SouthState Corp.	411,654	31,162
RLI Corp.	217,311	30,717
First American Financial Corp.	557,865	29,885
Cadence Bank	987,605	27,327
Axis Capital Holdings Ltd.	419,116	25,704
Bank OZK	564,877	25,222
Hanover Insurance Group Inc.	191,827	24,903
Home BancShares Inc.	1,002,935	23,749
Assured Guaranty Ltd.	290,707	22,297
First Financial Bankshares Inc.	698,178	20,638
UMB Financial Corp.	236,205	18,816
International Bancshares Corp.	289,951	16,136
CNO Financial Group Inc.	610,850	16,084
Atlantic Union Bankshares Corp.	481,946	15,311
WSFS Financial Corp.	329,146	14,064
BOK Financial Corp.	147,686	13,104
Community Bank System Inc.	289,198	12,499
Independent Bank Corp. (XNGS)	237,355	11,925
First Merchants Corp.	330,451	11,044
Cohen & Steers Inc.	139,122	9,569
Towne Bank	367,053	9,496
Federal Agricultural Mortgage Corp. Class C	49,400	9,195
NBT Bancorp Inc.	253,821	8,886
Horace Mann Educators Corp.	227,165	8,373
City Holding Co.	82,758	8,360
Lakeland Financial Corp.	136,632	8,030
BancFirst Corp.	76,761	6,845
Westamerica BanCorp	139,760	6,506
Stock Yards Bancorp Inc.	142,209	6,335
TriCo Bancshares	172,612	6,002
German American Bancorp Inc.	156,811	4,976
AMERISAFE Inc.	104,549	4,767
1st Source Corp.	93,893	4,657
First Mid Bancshares Inc.	120,634	3,735
First Community Bankshares Inc.	90,909	3,016
Cass Information Systems Inc.	65,422	2,826
Great Southern Bancorp Inc.	52,931	2,721

		Shares	Market Value ($000)
	Southern Missouri Bancorp Inc.	45,586	1,828
[1]	Hingham Institution for Savings	10,259	1,733
			18,005,608
Health Care (16.1%)
	UnitedHealth Group Inc.	4,993,580	2,415,395
	Johnson & Johnson	12,996,735	1,879,198
	Merck & Co. Inc.	13,681,076	1,767,869
	AbbVie Inc.	9,532,000	1,550,284
	Abbott Laboratories	9,368,851	992,817
	Danaher Corp.	3,550,512	875,627
	Amgen Inc.	2,889,421	791,528
	Elevance Health Inc.	1,268,571	670,541
	Stryker Corp.	1,825,223	614,188
	Medtronic plc	7,183,259	576,385
	Zoetis Inc.	2,477,895	394,580
	McKesson Corp.	718,211	385,830
	Becton Dickinson & Co.	1,565,912	367,363
	Cencora Inc.	899,900	215,121
	Humana Inc.	664,798	200,829
	ResMed Inc.	794,030	169,914
	West Pharmaceutical Services Inc.	399,342	142,757
	Cardinal Health Inc.	1,330,353	137,080
	STERIS plc	533,362	109,105
	Quest Diagnostics Inc.	607,340	83,922
	Chemed Corp.	81,358	46,211
	Ensign Group Inc.	303,645	35,939
	Perrigo Co. plc	732,678	23,929
	LeMaitre Vascular Inc.	106,825	6,922
	National HealthCare Corp.	73,089	6,642
	Embecta Corp.	303,568	3,075
	Atrion Corp.	7,023	2,973
			14,466,024
Industrials (12.5%)
	Caterpillar Inc.	2,754,174	921,464
	Union Pacific Corp.	3,291,141	780,527
	Eaton Corp. plc	2,155,993	686,166
	Honeywell International Inc.	3,559,779	686,076
	Lockheed Martin Corp.	1,192,037	554,214
	Automatic Data Processing Inc.	2,220,350	537,080
	Waste Management Inc.	1,979,245	411,723
	Northrop Grumman Corp.	765,106	371,099
	Illinois Tool Works Inc.	1,477,313	360,627
	CSX Corp.	10,663,621	354,245
	General Dynamics Corp.	1,222,560	350,985
	Emerson Electric Co.	3,076,800	331,618
	Cintas Corp.	467,278	307,628
	WW Grainger Inc.	238,554	219,792
	L3Harris Technologies Inc.	1,023,518	219,084
	Republic Services Inc.	1,104,030	211,643
	Fastenal Co.	3,085,536	209,631
	Cummins Inc.	735,351	207,729
	Paychex Inc.	1,735,171	206,156
	Xylem Inc.	1,301,279	170,077
	Rockwell Automation Inc.	618,993	167,722
	Dover Corp.	755,231	135,413
	Broadridge Financial Solutions Inc.	635,077	122,830
	Veralto Corp.	1,184,131	110,929

	Shares	Market Value ($000)
Hubbell Inc.	289,544	107,282
Booz Allen Hamilton Holding Corp.	703,912	103,947
Carlisle Cos. Inc.	262,879	102,063
IDEX Corp.	408,422	90,041
Expeditors International of Washington Inc.	784,685	87,343
Masco Corp.	1,209,554	82,794
Watsco Inc.	183,053	81,956
Lennox International Inc.	172,796	80,077
Snap-on Inc.	285,072	76,388
Stanley Black & Decker Inc.	827,867	75,667
Nordson Corp.	292,564	75,537
Graco Inc.	911,436	73,097
JB Hunt Transport Services Inc.	439,792	71,497
Pentair plc	892,685	70,602
RB Global Inc. (XTSE)	984,961	70,504
HEICO Corp. Class A	408,907	67,817
Lincoln Electric Holdings Inc.	308,863	67,805
Comfort Systems USA Inc.	192,833	59,664
Huntington Ingalls Industries Inc.	214,556	59,417
Regal Rexnord Corp.	358,249	57,811
Allegion plc	474,270	57,652
ITT Inc.	443,470	57,358
A O Smith Corp.	663,774	54,987
Toro Co.	560,798	49,120
Donaldson Co. Inc.	650,844	46,991
HEICO Corp.	216,533	44,909
CH Robinson Worldwide Inc.	629,917	44,724
Simpson Manufacturing Co. Inc.	230,694	40,115
Oshkosh Corp.	353,670	39,707
Robert Half Inc.	570,570	39,449
AGCO Corp.	336,051	38,374
Applied Industrial Technologies Inc.	208,614	38,229
UFP Industries Inc.	331,964	37,412
MSA Safety Inc.	199,644	36,016
Timken Co.	351,218	31,336
Watts Water Technologies Inc. Class A	147,870	29,346
Ryder System Inc.	238,957	29,117
Air Lease Corp.	559,606	28,115
Exponent Inc.	273,762	25,161
GATX Corp.	191,886	23,479
Franklin Electric Co. Inc.	215,007	20,699
Matson Inc.	188,653	20,333
ManpowerGroup Inc.	263,885	19,910
Insperity Inc.	191,373	19,698
Hillenbrand Inc.	381,458	18,203
Kadant Inc.	63,260	17,320
ABM Industries Inc.	354,123	15,475
Griffon Corp.	221,060	14,484
Brady Corp. Class A	241,120	14,226
McGrath RentCorp.	132,924	14,178
Tennant Co.	99,180	11,552
Standex International Corp.	63,899	11,047
HNI Corp.	252,249	10,582
Apogee Enterprises Inc.	122,126	7,545
CSG Systems International Inc.	154,041	7,277
Lindsay Corp.	58,266	6,768
Matthews International Corp. Class A	163,586	4,414
Gorman-Rupp Co.	129,536	4,297

	Shares	Market Value ($000)
Hyster-Yale Materials Handling Inc.	59,579	3,490
		11,228,862
Information Technology (22.0%)
Microsoft Corp.	8,945,435	3,482,726
Apple Inc.	20,102,902	3,424,127
Broadcom Inc.	2,369,787	3,081,363
Cisco Systems Inc.	21,867,332	1,027,327
Accenture plc Class A	3,388,173	1,019,535
QUALCOMM Inc.	6,009,125	996,613
Oracle Corp.	8,577,781	975,723
Intuit Inc.	1,512,995	946,560
Texas Instruments Inc.	4,903,373	865,053
International Business Machines Corp.	4,929,396	819,266
Analog Devices Inc.	2,690,674	539,776
KLA Corp.	733,974	505,921
Amphenol Corp. Class A	3,229,624	390,042
Motorola Solutions Inc.	896,723	304,124
Roper Technologies Inc.	576,584	294,900
Microchip Technology Inc.	2,920,824	268,657
TE Connectivity Ltd.	1,679,375	237,598
CDW Corp.	722,557	174,758
Corning Inc.	4,146,123	138,398
HP Inc.	4,695,545	131,898
Amdocs Ltd.	642,881	53,995
Littelfuse Inc.	134,596	31,043
Badger Meter Inc.	157,584	28,825
Avnet Inc.	490,320	23,962
Power Integrations Inc.	306,315	20,437
		19,782,627
Materials (4.1%)
Linde plc	2,617,779	1,154,336
Sherwin-Williams Co.	1,271,613	380,988
Ecolab Inc.	1,369,691	309,756
Air Products and Chemicals Inc.	1,199,638	283,522
Nucor Corp.	1,327,146	223,664
Vulcan Materials Co.	717,774	184,920
PPG Industries Inc.	1,272,696	164,178
Steel Dynamics Inc.	821,363	106,876
Avery Dennison Corp.	434,610	94,432
Reliance Inc.	310,390	88,374
Packaging Corp. of America	483,732	83,676
Celanese Corp.	540,824	83,076
Albemarle Corp.	633,509	76,217
RPM International Inc.	695,523	74,358
Eastman Chemical Co.	640,447	60,484
AptarGroup Inc.	354,935	51,245
Royal Gold Inc.	355,057	42,653
Sonoco Products Co.	529,347	29,670
Cabot Corp.	296,418	27,042
Ashland Inc.	274,872	26,203
Westlake Corp.	172,745	25,456
Balchem Corp.	173,242	24,493
HB Fuller Co.	292,914	21,884
Avient Corp.	492,891	20,908
Silgan Holdings Inc.	437,778	20,427
Innospec Inc.	134,443	16,133
Quaker Chemical Corp.	75,230	14,033

		Shares	Market Value ($000)
	Materion Corp.	111,534	12,820
	Stepan Co.	115,902	9,619
	Hawkins Inc.	101,931	7,723
	Worthington Steel Inc.	163,035	5,020
	International Flavors & Fragrances Inc.	469	40
			3,724,226
Utilities (2.2%)
	NextEra Energy Inc.	11,075,200	741,706
	Sempra	3,400,742	243,595
	Xcel Energy Inc.	2,979,226	160,074
	American Water Works Co. Inc.	1,052,526	128,745
	DTE Energy Co.	1,113,321	122,822
	CMS Energy Corp.	1,576,958	95,579
	Atmos Energy Corp.	801,257	94,468
	Alliant Energy Corp.	1,380,716	68,760
	AES Corp.	3,617,515	64,753
	Essential Utilities Inc.	1,361,477	49,803
	National Fuel Gas Co.	491,961	26,123
	IDACORP Inc.	273,735	25,945
	New Jersey Resources Corp.	527,328	23,039
	Otter Tail Corp.	225,428	19,242
	MGE Energy Inc.	195,239	15,291
	California Water Service Group	308,318	15,145
	American States Water Co.	194,465	13,776
	Chesapeake Utilities Corp.	117,465	12,436
	SJW Group	155,591	8,472
	Middlesex Water Co.	93,147	4,724
	York Water Co.	84,108	2,987
	Artesian Resources Corp. Class A	58,699	2,053
			1,939,538
Total Common Stocks (Cost $64,422,800)			89,330,303
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.394% (Cost $345,627)	3,456,893	345,655
Total Investments (99.9%) (Cost $64,768,427)			89,675,958
Other Assets and Liabilities—Net (0.1%)			63,362
Net Assets (100%)			89,739,320
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $828,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $877,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	927	234,855	(9,916)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/25	GSI	55,360	(5.325)	—	(103)
Visa Inc. Class A	8/30/24	BANA	119,531	(5.231)	—	(541)
					—	(644)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $61,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	89,330,303	—	—	89,330,303
Temporary Cash Investments	345,655	—	—	345,655
Total	89,675,958	—	—	89,675,958
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9,916	—	—	9,916
Swap Contracts	—	644	—	644
Total	9,916	644	—	10,560
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.